Interim Condensed Statements of Changes in Shareholders' Equity (Unaudited)		Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Jun. 30, 2023		$ 10	$ 598,980	$ (586,406)		$ 12,584
Balance, shares at Jun. 30, 2023 | shares	[1]	20,000,000
Net loss				(455,890)		(455,890)
Balance at Dec. 31, 2023		$ 10	598,980	(1,042,296)		(443,306)
Balance, shares at Dec. 31, 2023 | shares	[1]	20,000,000
Balance at Jun. 30, 2024		$ 10	598,980	(2,053,096)		(1,454,106)
Balance, shares at Jun. 30, 2024 | shares	[1]	20,000,000
Net loss				(1,404,862)	$ (1,028,299)	(1,404,862)
Issuance of new shares net of deferred offering costs		$ 1	8,490,111			8,490,112
Issuance of new shares net of deferred offering costs, shares | shares	[1]	1,650,000
Balance at Dec. 31, 2024		$ 11	$ 9,089,091	$ (3,457,958)		$ (5,631,144)
Balance, shares at Dec. 31, 2024 | shares	[1]	21,650,000

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024